Segment Information - Narrative (Details) - segment		1 Months Ended	9 Months Ended
	Jun. 12, 2025	Jun. 30, 2025	Sep. 30, 2025
Segment Reporting Information [Line Items]
FLNG lease and operate agreement, term			20 years
Number of reportable segments			2
FLNG Gimi
Segment Reporting Information [Line Items]
FLNG lease and operate agreement, term	20 years	20 years